Property, Plant And Equipment, Net And Right-Of-Use Assets - Summary of Depreciation of Fixed Assets and Investment Properties (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation related to investment property	S/ (2,413)	S/ (2,356)	S/ (2,319)
Cumulative depreciation	(17,531)	(29,396)
Total depreciation of property, plant and equipment	78,560	80,566	123,100
Discontinued operations [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation of property, plant and equipment			27,570
Property, plant and equipment including investment property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Total depreciation of property, plant and equipment	98,504	112,318	125,419
Cost of goods and services [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cumulative depreciation	(15,938)	(26,449)
Total depreciation of property, plant and equipment	90,146	108,066	91,249
Administrative expenses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Cumulative depreciation	(1,593)	(2,947)
Total depreciation of property, plant and equipment	S/ 8,358	S/ 4,252	S/ 6,600